Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, 2012-B SERIES
Monthly Servicer's Statement
for the month ended October 31, 2012
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	11.49%
From	01-Oct-12	15-Oct-12	15-Nov-12	Floating Allocation Percentage at Month-End	81.22%
To	31-Oct-12	15-Nov-12
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-B balances were:		Payment Date	Period	Period
		5/15/2014	11/1/2013	No
Notes	$250,000,000.00

Principal Amount of Debt	250,000,000.00
Required Overcollateralization	$64,475,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$305,444.09
Series Nominal Liquidation Amount	314,780,444.09

Required Participation Amount	$314,780,444.09		Accumulation Account
Excess Receivables	$60,673,885.59		Beginning	-

Total Collateral	$375,454,329.68		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	150.18%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	0.214000%
Beginning Gross Principal Pool Balance	$3,832,213,635.28		Applicable Margin	0.350000%
Total Principal Collections	$(1,354,253,221.82)			0.564000%
Investment in New Receivables	$1,250,398,212.90
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	121,416.67	0.12
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.12
Less Net CMA Offset	$(458,461,482.80)
Less Servicing Adjustment	$(2,235,440.50)		Total Due Investors	121,416.67	0.564000%
Ending Balance	$3,267,661,703.06		Servicing Fee	$262,062.50
			Excess Cash Flow	342,170.58
SAP for Next Period	11.49%

Average Receivable Balance	$3,319,059,026.24
Monthly Payment Rate	40.80%		Reserve Account

Interest Collections			Required Balance	$1,875,000.00
During the past collection period, the following activity occurred:			Current Balance	$1,875,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$7,775,781.32
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$7,775,781.32